Decommissioning Liabilities (Details) - Provision for decommissioning, restoration and rehabilitation costs [member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of changes in other provisions [abstract]
Beginning balance	$ 59.0	$ 44.9
Reclamation expenditures		(2.0)
Accretion expense	2.6	2.8
Reclamation, Care and Maintenance Expenses	3.5	1.9
Revisions to expected discounted cash flows	17.1	13.3
Ending balance	$ 75.2	$ 59.0